                         PEGASUS CASH MANAGEMENT FUNDS

                             Cash Management Fund

                         Treasury Cash Management Fund

                                Treasury Prime

                             Cash Management Fund

                          U.S. Government Securities

                             Cash Management Fund

                        Municipal Cash Management Fund

                                 ANNUAL REPORT

                               December 31, 1997

PLEASE READ CAREFULLY: THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SHARES OF THE TRUST ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, FIRST CHICAGO NBD CORPORATION OR ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY GOVERNMENTAL AGENCY. INVESTMENT IN THE TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT EACH FUND WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

                         PEGASUS CASH MANAGEMENT FUNDS

                               TABLE OF CONTENTS

         Letter to Shareholders.............................   1
         Statements of Assets and Liabilities...............   3
         Statements of Operations...........................   4
         Statements of Changes in Net Assets................   5
         Portfolio of Investments...........................   7
         Notes to Financial Statements......................  20
         Financial Highlights...............................  26
         Report of Independent Public Accountants...........  29


                               INVESTMENT ADVISER
           First Chicago NBD Investment Management Company (FCNIMCO)
                 Three First National Plaza, Chicago, IL 60670

                               ----------------

                                  DISTRIBUTOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

                                                               December 31, 1997

Dear Pegasus Shareholder:

We are pleased to present the Annual Report for the Pegasus Cash Management Funds dated December 31, 1997. This report contains the portfolios and financial statements for the Funds, all of which purchase high quality money market securities in accordance with their investment objectives and respective management policies.

During 1997 we added two new institutional money market portfolios to the Pegasus Cash Management Funds to meet a broader range of customer needs. The Pegasus Treasury Cash Management Fund invests in U.S. Treasury securities and repurchase agreements collateralized by such securities. The new Municipal Cash Management Fund generates interest income that is generally exempt from Federal income tax by investing in short-term municipal obligations, including general obligation and revenue bonds and notes. Interest income produced from the Municipal Cash Management Fund may be subject to the federal alternative minimum tax.

A direct purchase plan was also developed in 1997. With a minimum initial purchase of $1 million or more, institutional investors can now invest directly with the Cash Management Funds through our 1-800-688-3350 Pegasus Shareholder Servicing Group. This program complements our automated investment products using the Pegasus Cash Management Funds.

As of December 31, 1997, the Pegasus Cash Management Fund, U.S. Government Securities Cash Management Fund, Treasury Cash Management Fund, and Treasury Prime Cash Management Fund were each assigned a AAA rating by Standard & Poor's Rating Group and a Aaa rating by Moody's Investors Service, Inc. These ratings reflect the Funds' capacity to maintain principal and limit exposure to loss. The ratings are historical and are based upon the Funds' credit quality, market price exposure and management.

The investment adviser to the Pegasus Funds, First Chicago NBD Investment Management Company, brings you the expertise and heritage of an institution that has been managing money for over 100 years. We thank you for the confidence you have expressed by investing in the Pegasus Cash Management Funds. We remain committed to pursuing an investment strategy which seeks to provide competitive yields while protecting the value of your principal.

Sincerely,

LOGO
Deborah Edwards

Managing Director
First Chicago NBD Investment Management Company

INVESTMENT YEAR IN REVIEW
It appears that the U.S. economy is experiencing an almost ideal combination of continued growth, tame inflation, and strong employment. U.S. Federal Reserve
(Fed) policy makers left the benchmark Federal Funds (Fed Funds) rate unchanged for most of 1997. The Fed last raised the Fed Funds rate from 5.25% to 5.50% on March 25, 1997, as large gains in gross domestic product were reported for the fourth quarter of 1996 (4.3%) and the first quarter of 1997 (4.9%). The Fed worried that the strong economy would lead to increasing inflation. The economy did remain strong for the rest of 1997, but excessive inflation did not appear. For the year, inflation as measured by the consumer price index (CPI), was only 1.7%. The U.S. economy is enjoying some of the lowest inflation in more than a decade. Except for 1986, when the collapse of oil prices led to a drop in the CPI, inflation has not been so low since the 1960s.

Employment also remains strong. December's unemployment rate came in at 4.7%, which followed November's 4.6%, the lowest in 24 years. The economy of 1997 has caused many economists to re-think the traditional teaching that tight labor markets almost certainly result in higher wages which in turn result in higher prices as the wage increases are passed on to the consumer. However, wages are rising. There are worker shortages in many industries and companies are increasing compensation to retain and attract employees. And because of this, the Fed will most certainly keep a watchful eye on wage pressures.

MUNICIPAL MONEY MARKET REVIEW
For much of the first part of 1997, the short-term tax-exempt market saw excessive cash inflows with tax-free money funds at a record level of $150 billion in assets by the end of the first quarter. The Fed Funds increase in March led many longer-term investors toward a more cautionary position by shifting assets from the capital markets to the cash markets. By mid-April, the positive cash flows which had been present for much of the early stages of the year finally reversed as income-tax related redemptions caused tax-free assets to fall by nearly $7 billion or almost 5%.

The second half of the year was supply driven with 83% ($37.4 billion) of total 1997 new issuances coming to market. This was a welcome source of relief for fund managers as they deployed some of their excess liquidity into longer-term notes. The combination of heavy supply and investor interest in the surging equity market resulted in upward pressure on short-term tax-exempt interest rates, resulting in a sharply inverted yield curve at year end. We expect the curve to return to normal in the beginning of the year.

INTEREST RATE OUTLOOK
It appears that the Fed will hold a steady course until the problems in Asia are resolved in the upcoming months. Some have talked of deflation, but this seems unlikely as our domestic economy remains robust. U.S. Treasury yields have been pushed down by a "flight to quality" causing the short-end of the yield curve to invert. As the Asian problems are sorted out, the short-end of the curve should become positively sloped again. It looks like 1998 will be similar to 1997 with short-term interest rates generally holding relatively steady in both the taxable and tax-exempt markets.

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997

--------------------------------------------------------------------------------

                                            TREASURY   TREASURY PRIME
                               CASH           CASH          CASH      U.S. GOVERNMENT MUNICIPAL CASH
                            MANAGEMENT     MANAGEMENT    MANAGEMENT   SECURITIES CASH   MANAGEMENT
                               FUND           FUND          FUND      MANAGEMENT FUND      FUND
                          --------------------------------------------------------------------------
ASSETS:
Investments in securi-
 ties:
 At cost                  $1,693,909,807  $206,369,547  $323,252,227   $889,512,904    $257,679,504
----------------------------------------------------------------------------------------------------
 At amortized cost        $1,694,660,306  $206,363,105  $323,839,887   $890,186,212    $257,593,870
Cash                                 506           807           546            389           6,507
Interest receivable            9,966,508     1,262,273     1,632,046      5,782,878       1,490,384
Deferred organization
 costs, net                       71,420        20,798        37,139         65,878          19,999
Prepaids and other               154,851         8,530        38,392          6,223           8,947
----------------------------------------------------------------------------------------------------
 TOTAL ASSETS              1,704,853,591   207,655,513   325,548,010    896,041,580     259,119,707
----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued investment advi-
 sory fees                       247,826        38,255        45,164        143,614          46,703
Accrued administration
 fees                            185,870        28,692        34,262        107,710          35,027
Shareholder service fees
 payable (Service
 Shares)                         208,389        47,670        45,867         70,778          13,470
Accrued custodian fees             1,208           564         2,997          3,864           1,113
Dividends payable              6,166,301       967,337     1,011,162      3,617,938         767,548
Other payable and ac-
 crued expenses                   11,159           990         5,596         70,156          17,091
----------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES             6,820,753     1,083,508     1,145,048      4,014,060         880,952
----------------------------------------------------------------------------------------------------
 NET ASSETS               $1,698,032,838  $206,572,005  $324,402,962   $892,027,520    $258,238,755
----------------------------------------------------------------------------------------------------
NET ASSET VALUE AND RE-
 DEMPTION PRICE PER
 SHARE:
INSTITUTIONAL SHARES:
 Net Assets               $  705,269,561  $    850,150  $ 90,813,283   $534,364,374    $201,704,825
 Capital shares              705,428,562       850,150    90,814,206    534,773,833     201,704,825
----------------------------------------------------------------------------------------------------
 Net asset value and re-
  demption price per
  share                   $         1.00  $       1.00  $       1.00   $       1.00    $       1.00
----------------------------------------------------------------------------------------------------
SERVICE SHARES:
 Net assets               $  992,763,277  $205,721,855  $233,589,679   $357,663,146    $ 56,533,930
 Capital shares              992,806,174   205,721,855   233,587,015    357,765,038      56,533,930
----------------------------------------------------------------------------------------------------
 Net asset value and re-
  demption price per
  share                   $         1.00  $       1.00  $       1.00   $       1.00    $       1.00
----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Capital shares
  (unlimited number of
  shares authorized, par
  value $.01 per share)   $   16,982,347  $  2,065,720  $  3,244,012   $  8,925,389    $  2,582,388
 Additional paid-in cap-
  ital                     1,681,252,391   204,506,285   321,157,209    883,613,482     255,656,367
 Accumulated
  undistributed net
  realized gains
  (losses)                      (201,900)           --         1,741       (511,351)             --
----------------------------------------------------------------------------------------------------
TOTAL NET ASSETS          $1,698,032,838  $206,572,005  $324,402,962   $892,027,520    $258,238,755
----------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                                                                Pegasus Funds  3

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 1997

--------------------------------------------------------------------------------

                                             TREASURY     TREASURY PRIME  U.S. GOVERNMENT    MUNICIPAL
                          CASH MANAGEMENT CASH MANAGEMENT CASH MANAGEMENT SECURITIES CASH CASH MANAGEMENT
                               FUND          FUND (A)          FUND       MANAGEMENT FUND    FUND (B)
                          -------------------------------------------------------------------------------
INVESTMENT INCOME           $54,798,142     $3,734,012      $13,105,724     $40,961,077     $2,793,026
---------------------------------------------------------------------------------------------------------
EXPENSES:
 Investment advisory fee      1,921,758        133,148          510,037       1,457,684        148,267
 Administration fees          1,441,319         99,861          382,527       1,093,263        111,200
 Service plan fees
  (Service Shares)            1,227,854        165,217          556,037         679,593         50,555
 Custodial fees                   9,935          2,919           10,913           5,335          5,453
 Registration and filing
  fees                           11,788         12,274           13,668           6,860         13,376
 Professional fees               29,360          7,912           29,285          12,403          9,065
 Amortization of de-
  ferred organization
  costs                          34,675          3,040           25,550          32,120          3,699
 Other expenses                 178,497          7,183           31,446          18,149          9,183
 Less: expense reim-
  bursements                   (279,533)       (33,327)        (105,789)        (88,360)       (40,982)
---------------------------------------------------------------------------------------------------------
 NET EXPENSES                 4,575,653        398,227        1,453,674       3,217,047        309,816
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       $50,222,489     $3,335,785      $11,652,050     $37,744,030     $2,483,210
---------------------------------------------------------------------------------------------------------
NET REALIZED GAINS
 (LOSSES) ON INVESTMENTS             --             --             (507)          4,536             --
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS FROM OPERATIONS       $50,222,489     $3,335,785      $11,651,543     $37,748,566     $2,483,210

--------------------------------------------------------------------------------
(a) For the period from September 12, 1997 (commencement of operations) through December 31, 1997.
(b) For the period from August 18, 1997 (commencement of operations) through December 31, 1997.

                See accompanying Notes to Financial Statements.

4  Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   TREASURY
                                                               CASH MANAGEMENT
                                CASH MANAGEMENT FUND                 FUND
                         --------------------------------------------------------
                            Year Ended        Year Ended         Period Ended
                         December 31, 1997 December 31, 1996 December 31, 1997(a)
                         --------------------------------------------------------
FROM OPERATIONS:
 Net investment income    $    50,222,489   $    28,131,525     $   3,335,785
 Net realized gains
  (losses) on invest-
  ments                                --               (32)               --
---------------------------------------------------------------------------------
 Net increase in net as-
  sets from operations         50,222,489        28,131,493         3,335,785
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM NET IN-
 VESTMENT INCOME:
 Institutional Shares         (25,209,373)      (21,315,342)          (25,600)
 Service Shares               (25,013,116)       (6,816,183)       (3,310,185)
---------------------------------------------------------------------------------
 Total distributions to
  shareholders                (50,222,489)      (28,131,525)       (3,335,785)
---------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from shares
  sold                      9,535,537,549     3,601,197,069       569,961,617
 Net asset value of
  shares issued in rein-
  vestment of distribu-
  tions to shareholders         4,462,385         2,720,665                --
---------------------------------------------------------------------------------
                            9,539,999,934     3,603,917,734       569,961,617
 Less: payments for
  shares redeemed          (8,960,162,558)   (2,996,599,096)     (363,389,612)
---------------------------------------------------------------------------------
 Net increase in net as-
  sets from capital
  share transactions          579,837,376       607,318,638       206,572,005
---------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS                         579,837,376       607,318,606       206,572,005
NET ASSETS:
 Beginning of period        1,118,195,462       510,876,856                --
---------------------------------------------------------------------------------
 End of period            $ 1,698,032,838   $ 1,118,195,462     $ 206,572,005

--------------------------------------------------------------------------------
(a) For the period from September 12, 1997 (commencement of operations) through December 31, 1997.

                See accompanying Notes to Financial Statements.

                                                                Pegasus Funds  5

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

--------------------------------------------------------------------------------

                                                                                                MUNICIPAL
                                 TREASURY PRIME              U.S. GOVERNMENT SECURITIES      CASH MANAGEMENT
                              CASH MANAGEMENT FUND              CASH MANAGEMENT FUND              FUND
                         ---------------------------------------------------------------------------------------
                           Year Ended       Year Ended       Year Ended       Year Ended      Period Ended
                          December 31,     December 31,     December 31,     December 31,     December 31,
                              1997             1996             1997             1996            1997(b)
                         ---------------------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment income   $    11,652,050  $    10,125,658  $    37,744,030  $    28,593,227   $   2,483,210
 Net realized gains
  (losses) on
  investments                       (507)           4,248            4,536            8,700              --
----------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets from
  operations                  11,651,543       10,129,906       37,748,566       28,601,927       2,483,210
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM NET IN-
 VESTMENT INCOME:
 Institutional Shares         (1,457,277)      (1,717,216)     (24,156,026)     (21,389,317)     (1,845,036)
 Service Shares              (10,194,773)      (8,408,442)     (13,588,004)      (7,203,910)       (638,174)
----------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders               (11,652,050)     (10,125,658)     (37,744,030)     (28,593,227)     (2,483,210)
----------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from shares
  sold                     2,338,002,420    2,257,327,819    5,164,514,378    4,081,677,457     523,029,206
 Net asset value of
  shares issued in
  reinvestment of
  distributions to
  shareholders                   395,431          490,552        1,116,975        1,174,078          13,719
----------------------------------------------------------------------------------------------------------------
                           2,338,397,851    2,257,818,371    5,165,631,353    4,082,851,535     523,042,925
 Less: payments for
  shares redeemed         (2,299,154,786)  (2,117,229,794)  (4,849,816,940)  (4,052,046,110)   (264,804,170)
----------------------------------------------------------------------------------------------------------------
 Net increase in net as-
  sets from capital
  share transactions          39,243,065      140,588,577      315,814,413       30,805,425     258,238,755
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS                         39,242,558      140,592,825      315,818,949       30,814,125     258,238,755
NET ASSETS:
 Beginning of period         285,160,404      144,567,579      576,208,571      545,394,446              --
----------------------------------------------------------------------------------------------------------------
 End of period           $   324,402,962  $   285,160,404  $   892,027,520  $   576,208,571   $ 258,238,755
----------------------------------------------------------------------------------------------------------------

(b)For the period from August 18, 1997 (commencement of operations) through December 31, 1997.

                See accompanying Notes to Financial Statements.

6  Pegasus Funds

PEGASUS CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                          FACE         COST
                     DESCRIPTION                         AMOUNT      (NOTE 2)
                     -----------                         ------     ---------
TEMPORARY CASH INVESTMENTS -- 29.45%
 Donaldson Lufkin Revolving Repurchase Agreement,
  6.53%, 1/2/98 (secured by various U.S. Treasury
  obligations with maturities ranging from 4/2/98
  through 2/15/07 at various interest rates ranging
  from 0.00% to 11.625%, all held at The Bank of New
  York).............................................. $  6,246,000 $  6,246,000
 Goldman Sachs, Revolving Repurchase Agreement,
  6.50%, 1/2/98 (secured by U.S. Treasury Notes with
  a maturity of 11/15/00, and an interest rate of
  5.75%, all held at The Bank of New York)...........   14,830,000   14,830,000
 H.S.B.C. Security Agency Revolving Repurchase
  Agreement, 6.75%, 1/2/98 (secured by various Agency
  obligations with maturities ranging from 1/2/98
  through 12/23/98 at various interest rates ranging
  from 0.00% to 8.20%, all held at Chase Bank).......  271,000,000  271,000,000
 Nomura Agency Revolving Repurchase Agreement, 6.75%,
  1/2/98 (secured by various U.S. Treasury and Agency
  obligations with maturities ranging from 1/29/98
  through 10/10/07 at various interest rates ranging
  from 0.00% to 7.40%, all held at The Bank of New
  York)..............................................  144,000,000  144,000,000
 Smith Barney Inc., Revolving Repurchase Agreement,
  6.75%, 1/2/98 (secured by various U.S. Treasury &
  Agency obligations with maturities ranging from
  7/31/98 through 11/25/07 at various interest rates
  ranging from 0.00% to 9.00%, all held at The Bank
  of New York).......................................   63,000,000   63,000,000
                                                                   ------------
                                                                    499,076,000
                                                                   ------------
COMMERCIAL PAPER -- 16.76%
 Banca Serafin S.A., 5.65%, 8/31/98..................   20,000,000   19,240,389
 Bank of Montreal, 6.25%, 1/9/98.....................   10,000,000    9,986,111
 Calicia Funding Corp., 5.75%, 3/4/98................   12,500,000   12,376,215
 Centre SQ Funding Corp., 5.62%, 1/5/98..............   20,000,000   19,987,511
 Centric Capital Corp., 5.95%, 1/12/98...............   25,000,000   24,954,549
 Corporate Receivables Corp., 5.75%, 3/10/98.........   10,000,000    9,891,389
 Greenwich Funding Corp., 5.90%, 1/20/98.............   40,000,000   39,871,222
 Glencore Asset Funding Corp., 6.25%, 1/12/98........   20,000,000   19,961,806
 National Cooperative Services Corp., 5.76%, 3/3/98..   12,944,000   12,817,667
 New Center Asset Trust, 6.80%, 1/2/98...............   75,000,000   74,985,833
 Pooled Accounts Receivable Capital, 6.13%, 1/13/98..   20,000,000   19,959,133
 Windmill Funding Corp., 6.15%, 1/20/98..............   20,077,000   20,011,833
                                                                   ------------
                                                                    284,043,658
                                                                   ------------

                                                                Pegasus Funds  7

PEGASUS CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                   AMORTIZED
                                                        FACE          COST
                    DESCRIPTION                        AMOUNT       (NOTE 2)
                    -----------                        ------      ---------
NOTES -- 13.88%
 Associates Corp. of North America, 7.30%, 3/15/98. $  1,000,000 $    1,002,875
 Associates Corp. of North America, Senior Note,
  6.50%, 9/9/98....................................    8,000,000      8,030,606
 Bank of New York, 6.10%, 5/22/98..................   10,000,000      9,996,131
 CSA Funding, V/R, Note Series C, 3/31/98..........   20,000,000     20,000,000
 Federal National Mortgage Assn., Medium Term Note,
  5.48%, 1/2/98....................................    7,000,000      6,999,959
 GE Engine Receivable Trust, V/R Note, 6.34%,
  2/14/00..........................................   10,714,874     10,714,874
 General American Life Insurance Co., 5.85%,
  1/30/98..........................................   20,000,000     20,000,000
 Key Auto Finance, 5.835%, 1/5/99..................   10,000,000     10,000,000
 KBL Capital Funding, Series A, V/R, 5/1/27........    3,000,000      3,000,000
 Morgan Guaranty Trust Co., 5.965%, 6/22/98........   10,000,000      9,998,400
 Saegertown Manufacturing Co. PA, V/R, 12/1/03.....    5,000,000      5,000,000
 Sigma Finance Medium Term Note, 5.84%, 8/4/98.....    2,000,000      2,000,000
 Sigma Finance Medium Term Note, 5.84%, 10/20/98...   15,000,000     15,000,000
 Sigma Finance, Medium Term Note, 6.25%, 4/7/98....   10,000,000     10,000,000
 SunAmerica Life Insurance Company, 6.01%,
  11/19/98*........................................   25,000,000     25,000,000
 Travelers Insurance Company, 5.91%, 11/6/98*......   25,000,000     25,000,000
 Travelers Insurance Company, 6.07%, 12/11/98......   25,000,000     25,000,000
 Wachovia Bank, Medium Term Note, 5.895%, 10/2/98..   10,000,000      9,994,570
 Wilmington Trust Co., Series B Amtrak 93-B, V/R,
  1/1/13...........................................   18,403,050     18,403,050
                                                                 --------------
                                                                    235,140,465
                                                                 --------------
CERTIFICATES OF DEPOSIT -- 8.97%
 Canadian Imperial Bank of Commerce, 5.685%,
  3/2/98...........................................    5,000,000      4,998,938
 Canadian Imperial Bank of Commerce, 5.95%,
  6/29/98..........................................    2,000,000      2,000,296
 Commerzbank AG , 5.89%, 7/9/98....................    5,000,000      5,000,081
 Credit Commercial De France, 5.90%, 9/17/98.......   20,000,000     19,993,215
 Crestar Bank, 5.86%, 6/15/98......................   25,000,000     25,000,000
 Lasalle National Bank, 5.96%, 2/25/98.............   15,000,000     15,000,000
 Morgan Guaranty Trust, 5.80%, 7/28/98.............    2,000,000      1,999,959
 Norddeutsche Landesbank Girozentrale, 5.9175%,
  10/21/98.........................................   10,000,000      9,995,971
 Rabobank Nederland, 5.97%, 3/20/98................    5,000,000      5,000,784
 Royal Bank of Canada, 5.91%, 6/17/98..............   10,000,000     10,002,844
 Royal Bank of Canada, 5.88%, 9/17/98..............   15,000,000     15,003,056
 Societe Generale, 5.945%, 8/28/98.................    3,000,000      2,998,968
 Societe Generale, 5.96%, 9/15/98..................   20,000,000     20,011,870

8  Pegasus Funds

PEGASUS CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                   AMORTIZED
                                                        FACE          COST
                    DESCRIPTION                        AMOUNT       (NOTE 2)
                    -----------                        ------      ---------
 Swiss Bank Corp., 5.88%, 11/19/98.................. $10,000,000 $    9,998,312
 Westpac Banking Corp., 5.97%, 3/24/98..............   5,000,000      4,998,889
                                                                 --------------
                                                                    152,003,183
                                                                 --------------
TIME DEPOSITS -- 30.94%
 Bank Brussel Lambert, 6.625%, 1/2/98...............  57,000,000     57,000,000
 Bank of Montreal, 4.875%, 1/2/98...................  75,000,000     75,000,000
 Citibank N.A., 4.50%, 1/2/98.......................  28,897,000     28,897,000
 Istituto Bancario San Paolo, 6.875%, 1/2/98........  50,000,000     50,000,000
 Key Bank N.A., 6.75%, 1/2/98.......................  75,000,000     75,000,000
 Southtrust Bank of AL, 5.00%, 1/2/98...............  48,500,000     48,500,000
 Suntrust Bank, 6.75%, 1/2/98.......................  75,000,000     75,000,000
 Union Bank of Switzerland, 8.50%, 1/2/98...........  50,000,000     50,000,000
 Wachovia Bank of North Carolina N.A., 4.50%,
  1/2/98............................................  65,000,000     65,000,000
                                                                 --------------
                                                                    524,397,000
                                                                 --------------
TOTAL INVESTMENTS...................................             $1,694,660,306
                                                                 ==============

V/R -- Variable Rate
  * -- Restricted Security (see Note 5)

                See accompanying Notes to Financial Statements.

                                                                Pegasus Funds  9

PEGASUS TREASURY CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                          FACE         COST
                     DESCRIPTION                         AMOUNT      (NOTE 2)
                     -----------                         ------     ---------
TEMPORARY CASH INVESTMENTS -- 87.90%
 Aubrey Lanston Revolving Repurchase Agreement, 6.50%,
  1/2/98 (secured by various U.S. Treasury obligations
  with maturities ranging from 11/30/99 through
  11/15/06 at various interest rates ranging from
  0.00% to 7.875%, all held at Chase Bank)............ $ 9,000,000 $  9,000,000
 Barclays Inc., Revolving Repurchase Agreement, 6.60%,
  1/2/98 (secured by various U.S. Treasury obligations
  with maturities ranging from 8/31/99 through
  11/15/00 at various interest rates ranging from
  5.875% to 8.500%, all held at The Bank of New York).   9,000,000    9,000,000
 Bear Stearns & Co., Inc., Revolving Repurchase
  Agreement, 6.50%, 1/2/98 (secured by various U.S.
  Treasury obligations with maturities ranging from
  8/15/98 through 11/15/07 at various interest rates
  ranging from 0.00% to 8.00%, all held at the
  Custodial Trust Company)............................  49,000,000   49,000,000
 Credit Suisse First Boston Revolving Repurchase
  Agreement, 6.25%, 1/2/98 (secured by various U.S.
  Treasury obligations with a maturity at 1/31/99 at
  an interest rate of 5.00%, held at Chase Bank)......   9,000,000    9,000,000
 First Union Capital Markets, Revolving Repurchase
  Agreement, 6.625%, 1/2/98 (secured by various U.S.
  Treasury obligations with maturities ranging from
  1/2/98 through 3/31/99 at various interest rates
  ranging from 0.00% to 6.25%, all held at Bankers
  Trust Company)......................................   9,000,000    9,000,000
 Goldman Sachs Agency, Revolving Repurchase Agreement,
  6.50%, 1/2/98 (secured by U.S. Treasury Note
  maturing 11/15/00 at an interest rate of 5.75%, held
  at The Bank of New York)............................   9,000,000    9,000,000
 Greenwich Capital Markets, Inc., Revolving Repurchase
  Agreement, 6.60%, 1/2/98 (secured by various U.S.
  Treasury obligations with maturities ranging from
  5/15/98 through 2/15/05 at an interest rate of 0.00%
  held at Chase Bank).................................   9,000,000    9,000,000
 H.S.B.C. Treasury, Revolving Repurchase Agreement,
  6.75%, 1/2/98 (secured by various U.S. Treasury
  Notes with maturities ranging from 1/2/98 through
  8/31/00, at various interest rates ranging from
  0.00% to 6.25%, all held at Chase Bank).............   9,000,000    9,000,000
 Morgan Stanley & Co., Repurchase Agreement, 6.625%,
  1/2/98 (secured by U.S. Treasury Note maturing
  08/31/00, at an interest rate of 6.25%, held at
  Chase Bank).........................................   9,000,000    9,000,000

10  Pegasus Funds

PEGASUS TREASURY CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                          FACE         COST
                     DESCRIPTION                         AMOUNT      (NOTE 2)
                     -----------                         ------     ---------
 Nationsbank Revolving Repurchase Agreement, 6.625%,
  1/2/98 (secured by various U.S. Treasury Notes with
  maturities ranging from 2/15/02 through 8/15/07, at
  various interest rates ranging from 5.625% to
  9.375%, all held at Chase Bank)..................... $49,000,000 $ 49,000,000
 Nomura Treasury, Revolving Repurchase Agreement,
  6.75%, 1/2/98 (secured by various U.S. Treasury
  Notes with maturities ranging from 11/15/98 through
  5/15/04, at various interest rates ranging from
  5.50% to 7.25%, all held at The Bank of New York)...   9,000,000    9,000,000
 Salomon Brothers, Inc., Revolving Repurchase
  Agreement, 6.625%, 1/2/98 (secured by various U.S.
  Treasury obligations with maturities ranging from
  7/15/98 through 2/28/02 at various interest rates
  ranging from 5.75% to 8.25%, all held at Chase
  Bank)...............................................   2,384,000    2,384,000
                                                                   ------------
                                                                    181,384,000
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS -- 12.10%
 U.S. Treasury Securities -- 12.10%
  U.S. Treasury Notes:
   6.125%, 08/13/98...................................   5,000,000    5,012,107
   6.00%, 09/30/98....................................  10,000,000   10,016,216
   5.125%, 11/30/98...................................  10,000,000    9,950,782
                                                                   ------------
                                                                     24,979,105
                                                                   ------------
TOTAL INVESTMENTS.....................................             $206,363,105
                                                                   ============

                See accompanying Notes to Financial Statements.

                                                               Pegasus Funds  11

PEGASUS TREASURY PRIME CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                          FACE         COST
                     DESCRIPTION                         AMOUNT      (NOTE 2)
                     -----------                         ------     ---------
U.S. TREASURY SECURITIES -- 100.00%
 U.S. Treasury Bills:
  5.285%, 1/08/98..................................... $ 5,078,000 $  5,072,993
  4.93%, 1/15/98......................................   8,074,000    8,058,144
  5.19%, 1/22/98......................................  58,130,000   57,954,189
  5.355%, 2/5/98......................................  53,415,000   53,147,064
  5.37%, 2/12/98......................................  59,525,000   59,174,340
  5.05%, 2/19/98......................................  18,547,000   18,417,999
  5.18%, 2/26/98......................................  17,610,000   17,468,339
  5.50%, 3/5/98.......................................  10,000,000    9,905,938
  5.18%, 3/19/98......................................  10,000,000    9,889,206
  5.14%, 4/2/98.......................................  14,255,000   14,067,806
  5.49%, 4/30/98......................................     297,000      291,625
                                                                   ------------
                                                                    253,447,643
                                                                   ------------
 U.S. Treasury Notes:
  7.875%, 1/15/98.....................................  25,000,000   25,023,269
  8.125%, 2/15/98.....................................   3,296,000    3,305,910
  5.125%, 3/31/98.....................................   6,714,000    6,704,025
  7.875%, 4/15/98.....................................  10,000,000   10,065,546
  5.875%, 4/30/98.....................................   6,745,000    6,753,656
  6.125%, 5/15/98.....................................   5,000,000    5,006,903
  6.25%, 7/31/98......................................   6,154,000    6,175,405
  4.75%, 8/31/98......................................   5,400,000    5,366,968
  5.125%, 11/30/98....................................   2,000,000    1,990,562
                                                                   ------------
                                                                     70,392,244
                                                                   ------------
TOTAL INVESTMENTS.....................................             $323,839,887
                                                                   ============

                See accompanying Notes to Financial Statements.

12  Pegasus Funds

PEGASUS U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                                       COST
                     DESCRIPTION                         AMOUNT      (NOTE 2)
                     -----------                         ------     ---------
TEMPORARY CASH INVESTMENTS -- 67.30%
 Bear Stearns, Revolving Repurchase Agreement, 6.50%,
  1/2/98, (secured by various U.S. Treasury
  obligations with maturities ranging from 08/15/98
  to 11/15/07 at various interest rates ranging from
  0.00% to 8.00%, all held at The Custodial Trust
  Company)........................................... $ 25,000,000 $ 25,000,000
 Donaldson Lufkin, Revolving Repurchase Agreement,
  6.53%, 1/2/98, (secured by various U.S. Treasury
  obligations with maturities ranging from 4/2/98 to
  2/15/07 at various interest rates ranging from
  0.00% to 9.25%, all held at The Bank of New York)..   36,061,000   36,061,000
 First Union Capital Markets Treasury, Revolving
  Repurchase Agreement, 6.625%, 1/2/98 (secured by
  various U.S. Treasury obligations with maturities
  ranging from 1/2/98 through 3/31/99 at various
  interest rates ranging from 0.00% to 6.25%, all
  held at Bankers Trust Company).....................   35,000,000   35,000,000
 Greenwich, Revolving Repurchase Agreement, 6.60%,
  1/2/98 (secured by various U.S. Treasury
  obligations with maturities ranging from 05/15/98
  through 02/15/05, all at an interest rate of 0.00%,
  held at Chase Bank)................................   35,000,000   35,000,000
 H.S.B.C. Treasury Inc., Revolving Repurchase
  Agreement, 6.75%, 1/2/98 (secured by various U.S.
  Treasury Notes with maturities ranging from 1/02/98
  through 8/31/00, at various interest rates ranging
  from 0.00% to 6.25%, all held at Chase Bank).......  197,000,000  197,000,000
 Lehman Brothers Agency Revolving Repurchase
  Agreement, 6.63%, 1/2/98 (secured by various U.S.
  Treasury obligations with maturities ranging from
  12/4/00 through 11/1/04, at various interest rates
  ranging from 0.00% to 9.00%, all held at Chase
  Bank)..............................................   25,000,000   25,000,000
 NationsBank Capital Markets, Inc., Revolving
  Repurchase Agreement 6.625%, 1/2/98 (secured by
  various U.S. Treasury Notes with maturities ranging
  from 2/15/02 through 8/15/07 at various interest
  rates ranging from 5.625% to 9.375%, all held at
  Chase Bank)........................................   25,000,000   25,000,000
 Nomura Agency, Revolving Repurchase Agreement 6.75%,
  1/2/98 (secured by various U.S. Treasury Notes with
  maturities ranging from 11/15/98 through 5/15/04 at
  various interest rates ranging from 5.50% to 7.25%,
  all held at The Bank of New York)..................  181,000,000  181,000,000
 Smith Barney Inc., Revolving Repurchase Agreement,
  6.625%, 1/2/98 (secured by various U.S. Treasury &
  Agency obligations with maturities ranging from
  7/31/98 through 11/25/07 at various interest rates
  ranging from 0.00% to 9.00%, all held at The Bank
  of New York).......................................   40,000,000   40,000,000
                                                                   ------------
                                                                    599,061,000
                                                                   ------------

                                                               Pegasus Funds  13

PEGASUS U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                          FACE         COST
                     DESCRIPTION                         AMOUNT      (NOTE 2)
                     -----------                         ------     ---------
AGENCY OBLIGATIONS -- 32.70%
 Federal Farm Credit Bank, 5.45%, 03/3/98............ $  5,000,000 $  4,997,780
 Federal Farm Credit Consolidated Bond, 5.51%,
  1/2/98.............................................    4,500,000    4,499,977
 Federal Farm Credit Bank Medium Term Note, 5.63%,
  08/3/98............................................    8,000,000    7,997,813
 Federal Farm Credit Bank Note, 5.70%, 9/2/98........   10,000,000    9,991,935
 Federal Home Loan Bank:
  5.72%, 7/21/98.....................................   10,000,000    9,998,091
  5.73%, 9/08/98.....................................    4,500,000    4,496,262
  5.80%, 9/18/98.....................................    6,000,000    6,001,421
  5.04%, 10/01/98....................................    3,000,000    2,981,149
  5.90%, 10/20/98....................................   26,000,000   25,993,947
  5.30%, 11/18/98....................................    4,400,000    4,376,840
  5.86%, 11/25/98....................................   12,000,000   11,994,931
  5.681%, 1/13/98....................................    8,000,000    7,999,961
  5.73%, 1/27/98.....................................    7,000,000    6,999,875
  6.54%, 5/11/98.....................................    2,000,000    2,003,301
 Federal Home Loan Mortgage Corp.:
  5.19%, 3/11/98.....................................    6,600,000    6,589,737
  5.735%, 3/18/98....................................    6,000,000    5,996,900
  5.76%, 7/13/98.....................................    1,385,000    1,384,694
 Federal National Mortgage Assn. Discount Notes:
  1/23/98............................................   20,000,000   19,932,778
  2/11/98............................................   10,000,000    9,935,653
  2/26/98............................................   30,000,000   29,740,067
  3/05/98............................................   10,000,000    9,902,350
  3/06/98............................................   10,000,000    9,900,800
  3/30/98............................................   10,000,000    9,862,622
 Federal National Mortgage Assn. Medium Term Notes:
  5.50%, 2/18/98.....................................    4,000,000    3,998,112
  5.30%, 3/11/98.....................................    3,250,000    3,247,413
  5.79%, 3/25/98.....................................   18,000,000   17,991,069
  5.71%, 6/23/98.....................................    5,000,000    4,996,943
  5.19%, 7/20/98.....................................    1,000,000      996,547
  5.71%, 9/09/98.....................................    6,000,000    5,994,595
  4.875%, 10/15/98...................................   13,450,000   13,350,334
  5.23%, 11/25/98....................................    6,005,000    5,972,095

14  Pegasus Funds

PEGASUS U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                     AMORTIZED
                                                                     COST (NOTE
                     DESCRIPTION                       FACE AMOUNT       2)
                     -----------                       -----------   ----------
 Student Loan Marketing Assn. Medium Term Notes:
  5.86%, 6/10/98...................................... $ 11,000,000 $ 10,993,876
  5.82%, 9/16/98......................................   10,000,000   10,005,344
                                                                    ------------
                                                                     291,125,212
                                                                    ------------
TOTAL INVESTMENTS.....................................              $890,186,212
                                                                    ============

                See accompanying Notes to Financial Statements.

                                                               Pegasus Funds  15

PEGASUS MUNICIPAL CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                              INTEREST    FACE         COST
             DESCRIPTION              RATING* RATE***    AMOUNT      (NOTE 2)
             -----------              ------- -------- ----------- ------------
ALABAMA -- 0.35%
 Decatur Industrial Development, AMT,
  1/1/27............................. VMIG 1   3.80%   $   900,000 $    900,000
                                                                   ------------
ALASKA -- 3.11%
 City of Valdez, 5/1/31.............. VMIG 1   3.80%     8,000,000    8,000,000
                                                                   ------------
DELAWARE -- 2.56%
 Delaware State, AMT, 10/1/29........ VMIG 1   5.25%     4,800,000    4,800,000
 Delaware State Education AMT,
  8/1/29.............................    A1+   3.75%     1,800,000    1,800,000
                                                                   ------------
                                                                      6,600,000
                                                                   ------------
DISTRICT OF COLUMBIA -- 0.35%
 District of Columbia American Uni-
  versity, 10/1/15................... VMIG 1   3.85%       900,000      900,000
                                                                   ------------
FLORIDA -- 8.15%
 Florida State Municipal Power CP,
  4/7/98.............................     P1   3.75%    11,500,000   11,500,000
 Sarasota County Public Hospital
  Florida, 2/27/98................... VMIG 1   3.80%     9,000,000    9,000,000
 St. Lucie Florida, AMT, 1/1/27...... VMIG 1   5.10%       500,000      500,000
                                                                   ------------
                                                                     21,000,000
                                                                   ------------
GEORGIA -- 6.21%
 Burke Co. Pollution Control,
  5/28/98............................    Aaa   3.80%     8,000,000    8,000,000
 Gwinett Co. Georgia Hospital,
  9/1/27.............................    A1+   3.70%     8,000,000    8,000,000
                                                                   ------------
                                                                     16,000,000
                                                                   ------------
IDAHO -- 1.36%
 Idaho Health Facility, 5/1/22....... VMIG 1   5.10%     3,500,000    3,500,000
                                                                   ------------
ILLINOIS -- 6.41%
 Illinois HFA Facility Univ. of Chi-
  cago, CP, 5/27/98.................. VMIG 1   3.75%    10,400,000   10,400,000
 Illinois Health Facilities Authori-
  ties Revenue, 1/1/16............... VMIG 1   3.75%     6,100,000    6,100,000
                                                                   ------------
                                                                     16,500,000
                                                                   ------------
INDIANA -- 4.66%
 Jasper Co. PCR IND SER B, CP,
  4/6/98............................. VMIG 1   3.80%     7,000,000    7,000,000
 Indiana DFA Solid Waste, AMT,
  2/20/98............................     P1   3.75%     5,000,000    5,000,000
                                                                   ------------
                                                                     12,000,000
                                                                   ------------

16  Pegasus Funds

PEGASUS MUNICIPAL CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                     AMORTIZED
                                                  INTEREST   FACE       COST
               DESCRIPTION                RATING* RATE***   AMOUNT    (NOTE 2)
               -----------                ------- -------- --------- ----------
KENTUCKY -- 6.96%
 Carroll KY Support KY Util AMT, 11/2/24. VMIG 1   5.10%   $ 900,000 $  900,000
 Clark Co. Pollution Control, 4/15/98.... VMIG 1   3.70%   9,000,000  9,000,000
 Kentucky Asset/Liability Common Revenue,
  6/25/98................................  MIG 1   4.50%   8,000,000  8,023,028
                                                                     ----------
                                                                     17,923,028
                                                                     ----------
LOUISIANA -- 2.99%
 Plaquiemines Parish AMT, 5/1/25.........     P1   5.10%   4,500,000  4,500,000
 Plaquiemines Parish Environment Revenue
  AMT, 10/1/24...........................     P1   5.10%   3,200,000  3,200,000
                                                                     ----------
                                                                      7,700,000
                                                                     ----------
MICHIGAN -- 11.94%
 Dearborn Economic Development Corp. Rev-
  enue, 3/1/25...........................     A1   3.70%     900,000    900,000
 Delta Co. Mich EDC, CP, 3/11/98.........     P1   3.55%   3,810,000  3,810,000
 Holland Economic Development, 3/1/13....     A1   3.80%   2,800,000  2,800,000
 Kent Hospital Financial Authority,
  1/15/20................................ VMIG 1   3.65%   2,200,000  2,200,000
 Michigan St. Hospital Financial Authori-
  ty, 11/1/11............................ VMIG 1   3.65%   2,600,000  2,600,000
 Michigan Underground, CP, 2/5/98........     P1   3.75%   8,440,000  8,440,000
 Regents of the Univ. of Michigan,
  1/14/98................................    A1+   3.75%   7,600,000  7,600,000
 Wayne Charter Co., AMT, 12/1/16......... VMIG 1   3.75%   2,400,000  2,400,000
                                                                     ----------
                                                                     30,750,000
                                                                     ----------
MINNESOTA -- 2.45%
 Hennepin Co. Minnesota, Series C,
  12/1/02................................ VMIG 1   4.05%   2,000,000  2,000,000
 Rochester GO, 11/1/99...................  **N/R   4.10%   4,300,000  4,300,000
                                                                     ----------
                                                                      6,300,000
                                                                     ----------
MISSISSIPPI -- 0.78%
 Jackson Co. Mississippi, 6/1/23.........     P1   4.95%   2,000,000  2,000,000
                                                                     ----------
NEVADA -- 0.39%
 Clark Co. AMT, 10/1/30..................    A1+   3.95%   1,000,000  1,000,000
                                                                     ----------
NEW MEXICO -- 3.12%
 New Mexico St., 6/30/98.................  MIG 1   4.50%   8,000,000  8,024,456
                                                                     ----------
NEW YORK -- 3.11%
 New York City GO, 2/15/13............... VMIG 1   3.65%   8,000,000  8,000,000
                                                                     ----------
NORTH CAROLINA -- 0.99%
 Raleigh Durham NC Airport, 11/1/15......    A1+   5.00%   2,550,000  2,550,000
                                                                     ----------

                                                               Pegasus Funds  17

PEGASUS MUNICIPAL CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                              INTEREST    FACE         COST
             DESCRIPTION              RATING* RATE***    AMOUNT      (NOTE 2)
             -----------              ------- -------- ----------- ------------
OREGON -- 2.25%
 Port Morrow Environmental Impact
  Revenue, AMT, 12/1/31.............. VMIG 1    5.15%  $ 5,800,000 $  5,800,000
                                                                   ------------
PENNSYLVANIA -- 3.11%
 Allegheny Co., IDR, VRDB-United Jew-
  ish Federation, 10/1/25............ VMIG 1    4.25%    8,000,000    8,000,000
                                                                   ------------
PUERTO RICO -- 3.90%
 Puerto Rico Commonwealth, 7/30/98...  MIG 1    4.50%   10,000,000   10,042,264
                                                                   ------------
SOUTH CAROLINA -- 0.35%
 Florence Co. Solid Waste Disposal,
  AMT, 4/1/27........................    A1+    5.10%      900,000      900,000
                                                                   ------------
SOUTH DAKOTA -- 1.94%
 South Dakota Housing Development Au-
  thority Revenue, AMT, 3/26/98...... VMIG 1    3.90%    5,000,000    4,999,958
                                                                   ------------
TENNESSEE -- 2.11%
 Metro Govt. Nashville Davison Series
  A, 11/15/98........................    Aa2    5.07%    5,375,000    5,436,081
                                                                   ------------
TEXAS -- 8.62%
 Brazos River Authority TX, AMT,
  6/21/95, 6/1/30.................... VMIG 1    5.10%    3,400,000    3,400,000
 Brazos River Authority TX, AMT,
  9/25/96, 6/1/30.................... VMIG 1    5.10%    9,600,000    9,600,000
 Brazos River Authority TX, AMT,
  2/12/97, 2/1/32.................... VMIG 1    5.10%      700,000      700,000
 Gulf Coast AMT, 4/1/28.............. VMIG 1    5.10%    5,700,000    5,700,000
 Matagorda Co. AMT, 11/1/28.......... VMIG 1    4.95%    2,400,000    2,400,000
 West Side Calhoun AMT, 4/1/31.......    Aa2    5.10%      400,000      400,000
                                                                   ------------
                                                                     22,200,000
                                                                   ------------
UTAH -- 6.43%
 Emery Co., 11/17/94, 11/1/24........ VMIG 1    5.00%    6,200,000    6,200,000
 Internmountain Power Agency, Sup
  Rev, 3/16/98....................... VMIG 1    3.75%    5,000,000    5,000,000
 Utah St. School District Financial,
  8/15/98............................    Aaa    8.38%    5,225,000    5,368,083
                                                                   ------------
                                                                     16,568,083
                                                                   ------------
VIRGINIA -- 0.39%
 King George Co. IDA. Revenue AMT,
  3/1/27.............................    A1+    5.10%    1,000,000    1,000,000
                                                                   ------------
WASHINGTON -- 0.19%
 Port Seattle Revenue, AMT, 9/1/22... VMIG 1    3.85%      500,000      500,000
                                                                   ------------
WEST VIRGINIA -- 2.33%
 West VA Public Energy Authority Rev-
  enue, AMT, 4/8/98..................    Aa1    3.80%    6,000,000    6,000,000
                                                                   ------------

18  Pegasus Funds

PEGASUS MUNICIPAL CASH MANAGEMENT FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
December 31, 1997

--------------------------------------------------------------------------------

                                                                     AMORITIZED
                                               INTEREST    FACE         COST
             DESCRIPTION               RATING* RATE***    AMOUNT      (NOTE 2)
             -----------               ------- -------- ----------- ------------
WYOMING -- 2.52%
 Sweetwater Co., AMT, 11/1/25......... VMIG 1    5.25%  $ 6,500,000 $  6,500,000
                                                                    ------------
TOTAL INVESTMENTS.....................                              $257,593,870
                                                                    ============

INVESTMENT ABBREVIATIONS
AMBAC   -- AMBAC Indemnity Corp.
AMT     -- Alternative Minimum Tax
BIGI    -- Bond Investors Guaranty Insurance Co.
CP      -- Commercial Paper
DFA     -- Development Finance Authority
EDC     -- Economic Development Corporation
FGIC    -- Financial Guaranty Insurance Company
FSA     -- Financial Securities Assurance Corp.
GO      -- General Obligation
HCF     -- Health Care Facilities
HR      -- Housing Revenue
HDA     -- Housing Development Authority
HFA     -- Housing Finance Authority
IDA     -- Individual Development & Export Authority
IDR     -- Industrial Development Revenue
MBIA    -- Municipal Bond Insurance Association
PCR     -- Pollution Control Revenue
PFA     -- Public Facilities Authority
TAN     -- Tax Anticipation Note
TRAN    -- Tax Revenue Anticipation Note
UPDATE  -- Unit Priced Daily Adjustable Tax Exempt Securities
VRDB    -- Variable Rate Demand Bond
VRDN    -- Variable Rate Demand Note

* Rating (not covered by the report of independent public accountants) -- Moody's when available, otherwise Standard & Poor's.
** N/R -- investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.
***Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at December 31, 1997. The interest rate for all securities with maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.

                See accompanying Notes to Financial Statements.

                                                               Pegasus Funds  19

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1)  GENERAL
 The Pegasus Funds (Pegasus), was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940 (the
Act), as amended, as an open-end investment company. As of December 31, 1997, Pegasus consisted of twenty-nine separate portfolios of which there were five cash management funds (the Cash Management Funds or the Funds), as described below.

     PEGASUS CASH MANAGEMENT FUND
     PEGASUS TREASURY CASH MANAGEMENT FUND
     PEGASUS TREASURY PRIME CASH MANAGEMENT FUND
     PEGASUS U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
     PEGASUS MUNICIPAL CASH MANAGEMENT FUND

 The Cash Management Fund commenced operations on July 30, 1992, the Treasury Cash Management Fund commenced operations on September 12, 1997, the Treasury Prime Cash Management Fund commenced operations on March 22, 1995, the U.S. Government Securities Cash Management Fund commenced operations on June 2, 1992 and the Municipal Cash Management Fund commenced operations on August 18, 1997.

 First Chicago Corporation merged with NBD Bancorp. Inc. on December 1, 1995. First Chicago Investment Management Company, an affiliate of First Chicago Corporation, served as Investment Advisor to Prairie Institutional Funds, which included the Prairie U.S. Government Securities Cash Management, Prairie Treasury Prime Cash Management and Prairie Cash Management Funds. On July 13, 1996, pursuant to an Agreement and Plan of Reorganization which had received approval from the shareholders of such Funds, the assets of the Prairie Institutional Funds were transferred to the Pegasus U.S. Government Securities Cash Management, Pegasus Treasury Prime Cash Management and Pegasus Cash Management Funds, respectively, in exchange for shares of those funds. Prior to July 13, 1996, the Pegasus Cash Management Funds held no assets and had not yet commenced operations. The financial history contained herein therefore includes such history of the Prairie Cash Management Funds, which ceased operations as of July 12, 1996.

 The Cash Management Funds each offer two classes of shares, Institutional Shares and Service Shares. Institutional Shares and Service Shares are substantially the same except that Service Shares are subject to fees payable under a Distribution and Service Plan adopted pursuant to Rule 12b-1 under the Act (the Service Plan) at an annual rate of 0.25% of the average daily net asset value of the outstanding Services Shares.

(2)  SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies followed by the Cash Management Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

20  Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

 Investments
  Pursuant to Rule 2a-7 of the Act, the Cash Management Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value. Market value is determined based upon quoted market prices or dealer quotes.

 Investment security purchases and sales are accounted for on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis.

 Pegasus invests in securities subject to repurchase agreements. First Chicago NBD Investment Management Company (FCNIMCO), acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian.

 The Municipal Cash Management Fund invests in a majority of instruments whose stated maturity is greater than one year, but whose rate of interest is readjusted no less frequently than annually, or which possess demand features and may therefore be deemed to have a maturity equal to the period remaining until the next interest adjustment date or the demand date, whichever is longer.

 Investment Income
  Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted as required by the Internal Revenue Code, as amended (the
Code), and generally accepted accounting principles.

 Federal Income Taxes
  It is Pegasus' policy to comply with the requirements of Subchapter M of the Code, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying Financial Statements.

 As of December 31, 1997, the Cash Management Funds had capital loss carryforwards and related expiration dates as follows:

                   FUND                2001      2002       2003      TOTAL
                   ----              --------  ---------  --------  ---------
      U.S. Government Securities
       Cash Management Fund.........  $    --   $453,000   $58,000   $511,000
      Cash Management Fund..........   19,000    151,000    32,000    202,000

                                                               Pegasus Funds  21

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

 Shareholder Dividends
  On each business day except those holidays the New York Stock Exchange (Exchange), FCNIMCO or its bank affiliates observe, net investment income is declared as a dividend, at the close of the Exchange, to shareholders of record at such close. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that net realized capital gains can be offet by capital loss carryfowards, it is the policy of each Fund not to distribute such gains.

 Deferred Organization Costs
  Organization costs are being amortized on a straight-line basis over the five-year period beginning with the commencement of operations of each portfolio.

 Expenses:
  Expenses directly attributable to a Cash Management Fund are charged to that Cash Management Fund's operations; expenses which are applicable to all Cash Management Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them. Pegasus monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the Funds or a change in expectations as to the level of actual expenses.

(3)  CAPITAL SHARE TRANSACTIONS
 Transactions in shares of the Cash Management Funds are summarized below (at $1.00 per share):

                                                     CASH MANAGEMENT FUND
                                                 ------------------------------
                                                   Year Ended      Year Ended
                                                 Dec. 31, 1997   Dec. 31, 1996
                                                 --------------  --------------
      Institutional Shares:
       Shares issued............................  6,087,058,701   2,462,204,127
       Dividends reinvested.....................      4,462,385       2,719,445
       Shares redeemed.......................... (6,272,197,824) (1,968,098,976)
                                                 --------------  --------------
       Net increase (decrease)..................   (180,676,738)    496,824,596
                                                 ==============  ==============
      Service Shares:
       Shares issued............................  3,448,478,848   1,138,992,942
       Dividends reinvested.....................             --           1,220
       Shares redeemed.......................... (2,687,964,734) (1,028,500,120)
                                                 --------------  --------------
       Net increase.............................    760,514,114     110,494,042
                                                 ==============  ==============
      Net increase in Fund......................    579,837,376     607,318,638
                                                 ==============  ==============


22  Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

                                                 TREASURY CASH
                                                MANAGEMENT FUND
                                                ----------------
                                                  Period Ended
                                                Dec. 31, 1997(a)
                                                ----------------
      Institutional Shares:
       Shares issued...........................       6,838,921
       Dividends reinvested....................              --
       Shares redeemed.........................      (5,988,771)
                                                 --------------
       Net increase............................         850,150
                                                 ==============
      Service Shares:
       Shares issued...........................     563,122,696
       Dividends reinvested....................              --
       Shares redeemed.........................    (357,400,841)
                                                 --------------
       Net increase............................     205,721,855
                                                 ==============
       Net increase in Fund....................     206,572,005
                                                 ==============
                                                        TREASURY PRIME
                                                     CASH MANAGEMENT FUND
                                                -------------------------------
                                                   YEAR ENDED      YEAR ENDED
                                                 DEC. 31, 1997   DEC. 31, 1996
                                                ---------------- --------------
      Institutional Shares:
       Shares issued...........................     686,151,852     834,279,533
       Dividends reinvested....................         345,903         490,259
       Shares redeemed.........................    (665,804,296)   (778,657,574)
                                                 --------------  --------------
       Net increase............................      20,693,459      56,112,218
                                                 ==============  ==============
      Service Shares:
       Shares issued...........................   1,651,850,568   1,423,048,286
       Dividends reinvested....................          49,528             293
       Shares redeemed.........................  (1,633,350,490) (1,338,572,220)
                                                 --------------  --------------
       Net increase............................      18,549,606      84,476,359
                                                 ==============  ==============
      Net increase in Fund.....................      39,243,065     140,588,577
                                                 ==============  ==============

     --------------
     (a) For the period from September 12, 1997 (commencement of operations) through December 31, 1997.

                                                               Pegasus Funds  23

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

                                                 U.S. GOVERNMENT SECURITIES
                                                      CASH MANAGEMENT
                                               -------------------------------
                                                 YEAR ENDED       YEAR ENDED
                                                DEC. 31, 1997   DEC. 31, 1996
                                               ---------------  --------------
      Institutional Shares:
       Shares issued..........................  3,117,508,597    3,012,405,624
       Dividends reinvested...................      1,026,989        1,114,598
       Shares redeemed........................ (2,953,336,804)  (3,133,810,559)
                                               --------------   --------------
       Net increase (decrease)................    165,198,782     (120,290,337)
                                               ==============   ==============
      Service Shares:
       Shares issued..........................  2,047,005,781    1,069,271,833
       Dividends reinvested...................         89,986           59,480
       Shares redeemed........................ (1,896,480,136)    (918,235,551)
                                               --------------   --------------
       Net increase...........................    150,615,631      151,095,762
                                               ==============   ==============
      Net increase in Fund....................    315,814,413       30,805,425
                                               ==============   ==============
                                                  MUNICIPAL
                                               CASH MANAGEMENT
                                                    FUND
                                               ---------------
                                                PERIOD ENDED
                                                    DEC.
                                                 31, 1997(B)
                                               ---------------
      Institutional Shares:
       Shares issued..........................    322,413,470
       Dividends reinvested...................         13,719
       Shares redeemed........................   (120,722,364)
                                               --------------
       Net increase...........................    201,704,825
                                               ==============
      Service Shares:
       Shares issued..........................    200,615,736
       Dividends reinvested ..................             --
       Shares redeemed........................   (144,081,806)
                                               --------------
       Net increase...........................     56,533,930
                                               ==============
      Net increase in Fund....................    258,238,755
                                               ==============

--------------
(b) For the period from August 18, 1997 (commencement of operations) through December 31, 1997.

(4)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
 Pegasus has an Investment Advisory Agreement with FCNIMCO pursuant to which FCNIMCO has agreed to provide the day-to-day management of each Cash Management Fund for an advisory fee at a annual rate of 0.20% of each Cash Management Fund's average daily net assets.

 Pegasus has entered into a Co-Administration Agreement with FCNIMCO and BISYS Fund Services (BISYS) (collectively the Co-Administrators) pursuant to which the Co-Administrators have agreed to assist in all aspects of each Cash Management Fund's operations for an administration fee at an annual rate of 0.15% of each Cash Management Fund's average daily net assets.

24  Pegasus Funds

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

 For the year ended December 31, 1997, FCNIMCO agreed to limit each Cash Management Fund's expenses to an annual amount not to exceed 0.35% of average daily net assets for Institutional Shares and 0.60% of average daily net assets for Service Shares. As a result, the Cash Management Fund, Treasury Cash Management Fund, Treasury Prime Cash Management Fund, U.S. Government Securities Cash Management Fund and the Municipal Cash Management Fund were reimbursed for expenses of $279,533, $33,327, $105,789, $88,360, and $40,982,
respectively.

 Pegasus has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the Act. Under the terms of such Plan, each Fund pays BISYS, the distributor, an annual fee of 0.25% of the average daily net assets of the outstanding Service Shares for advertising, marketing, and distributing each Cash Management Fund's Service Shares and for the provision of certain services to the holders of Service Shares. The Distributor may make payments to others, including FCNIMCO, First Chicago NBD (FCNBD) and their affiliates, for the provision of these services. For the period ended December 31, 1997, the Cash Management Fund, the Treasury Cash Management Fund, the Treasury Prime Cash Management Fund, the U.S. Government Securities Cash Management Fund and the Municipal Cash Management Fund paid fees under the Service Plan in the amount of $1,227,854, $165,217, $556,037, $679,593, and $50,555, respectively.

 NBD Bank (an affiliate of FCNIMCO) is also compensated for its services as Pegasus' custodian, and is reimbursed for certain out of pocket expenses incurred on behalf of Pegasus.

 Pegasus maintains an unfunded, nonqualified deferred compensation plan. The plan allows an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

(5)  ILLIQUID SECURITIES
 The Pegasus Cash Management Funds may invest not more than 10% of the value of their respective net assets in securities that are illiquid. Illiquid investments may include securities having legal or contractual restrictions on resale or no readily available market. At December 31, 1997, the Pegasus Cash Management Fund owned the following restricted securities (constituting 3.0% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                          ACQUISITION     PAR     VALUE PER  12/31/97   PERCENTAGE OF
        SECURITY             DATE        VALUE      UNIT       VALUE     NET ASSETS      COST
-------------------------------------------------------------------------------------------------
SunAmerica Life Insur-
 ance Company...........   11/19/97   $25,000,000   $1.00   $25,000,000      1.5%     $25,000,000
Travelers Insurance Com-
 pany...................    11/6/97    25,000,000    1.00    25,000,000      1.5       25,000,000
-------------------------------------------------------------------------------------------------
                                                            $50,000,000      3.0%     $50,000,000
-------------------------------------------------------------------------------------------------

(6)  PORTFOLIO COMPOSITION
 Although the Municipal Cash Management Fund has a diversified investment portfolio, the fund has investments in excess of 10% of its total investments in the State of Michigan.

                                                               Pegasus Funds  25

PEGASUS CASH MANAGEMENT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The Financial Highlights present a per share analysis of net investment income and distributions from net investment income for the Cash Management Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Cash Management Funds and other information for the periods presented.

                                                  NET REALIZED             DISTRIBUTIONS INCREASE DUE TO CAPITAL
                       NET ASSET VALUE    NET        GAINS     TOTAL FROM    FROM NET     CONTRIBUTION FROM AN
                        BEGINNING OF   INVESTMENT (LOSSES) ON  INVESTMENTS  INVESTMENT      AFFILIATE OF THE         TOTAL
                           PERIOD        INCOME   INVESTMENTS  OPERATIONS     INCOME       INVESTMENT ADVISER    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the year ended
 12/31/97                   0.9998       0.0528     (0.0001)     0.0527      (0.0528)                --            (0.0528)
    1996                    0.9996       0.0508      0.0002      0.0510      (0.0508)                --            (0.0508)
    1995(/5/)               0.9994       0.0277      0.0002      0.0279      (0.0277)                --            (0.0277)
    1995(/6/)(/1//1/)       0.9993       0.0507     (0.0059)     0.0448      (0.0507)            0.0060            (0.0507)
    1994(/1//1/)            0.9999       0.0333     (0.0006)     0.0327      (0.0333)                --            (0.0333)
    1993(/7/)               1.0000       0.0297     (0.0001)     0.0296      (0.0297)                --            (0.0297)
SERVICE SHARES
 For the year ended
 12/31/97                   0.9998       0.0503      0.0001      0.0504      (0.0503)                --            (0.0503)
    1996                    0.9996       0.0484      0.0002      0.0486      (0.0484)                --            (0.0484)
    1995(/5/)               0.9994       0.0264      0.0002      0.0266      (0.0264)                --            (0.0264)
    1995(/8/)               1.0000       0.0245     (0.0006)     0.0239      (0.0245)                --            (0.0245)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
 12/31/97(/1//0/)           1.0000       0.0159          --      0.0159      (0.0159)                --            (0.0159)
SERVICE SHARES
 For the period ended
 12/31/97(/1//0/)           1.0000       0.0152          --      0.0152      (0.0152)                --            (0.0152)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY PRIME CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the year ended
 12/31/97                   0.9999       0.0479          --      0.0479      (0.0479)                --            (0.0479)
    1996                    1.0000       0.0474     (0.0001)     0.0473      (0.0474)                --            (0.0474)
    1995(/4/)               1.0000       0.0399          --      0.0399      (0.0399)                --            (0.0399)
SERVICE SHARES
 For the year ended
 12/31/97                   1.0000       0.0454          --      0.0454      (0.0454)                --            (0.0454)
    1996                    1.0000       0.0449          --      0.0449      (0.0449)                --            (0.0449)
    1995(/4/)               1.0000       0.0380          --      0.0380      (0.0380)                --            (0.0380)
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the year ended
 12/31/97                   0.9988       0.0521      0.0004      0.0525      (0.0521)                --            (0.0521)
    1996                    0.9990       0.0502     (0.0002)     0.0500      (0.0502)                --            (0.0502)
    1995(/1/)               0.9989       0.0320      0.0001      0.0321      (0.0320)                --            (0.0320)
    1995(/1//2/)            0.9999       0.0492     (0.0010)     0.0482      (0.0492)                --            (0.0492)
    1994(/1//2/)            1.0000       0.0302     (0.0001)     0.0301      (0.0302)                --            (0.0302)
    1993(/2/)               1.0000       0.0319          --      0.0319      (0.0319)                --            (0.0319)
SERVICE SHARES
 For the year ended
 12/31/97                   0.9995       0.0496      0.0002      0.0498      (0.0496)                --            (0.0496)
    1996                    0.9990       0.0478      0.0005      0.0483      (0.0478)                --            (0.0478)
    1995(/1/)               0.9989       0.0305      0.0001      0.0306      (0.0305)                --            (0.0305)
    1995(/3/)               1.0000       0.0199     (0.0011)     0.0188      (0.0199)                --            (0.0199)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL CASH MANAGEMENT FUND
INSTITUTIONAL SHARES
 For the period ended
 12/31/97(/9/)              1.0000       0.0125          --      0.0125      (0.0125)                --            (0.0125)
SERVICE SHARES
 For the period ended
 12/31/97(/9/)              1.0000       0.0116          --      0.0116      (0.0116)                --            (0.0116)
----------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

26  Pegasus Funds

                      NET ASSETS  RATIO OF     RATIO OF NET     RATIO OF EXPENSES TO
NET ASSET               END OF   EXPENSES TO INVESTMENT INCOME   AVERAGE NET ASSETS
VALUE END    TOTAL      PERIOD   AVERAGE NET    TO AVERAGE     (EXCLUDING FEE WAIVERS
OF PERIOD    RETURN     (000)      ASSETS       NET ASSETS      AND REIMBURSEMENTS)
---------------------------------------------------------------------------------------------
 0.9997    5.41%       $705,270    0.35%          5.36%                0.38%
 0.9998    5.23%       $885,946    0.35%          5.19%                0.42%
 0.9996    2.80%++     $389,127    0.35%+         5.51%+               0.43%+
 0.9994    5.19%(/6/)  $319,214    0.35%          5.11%                0.44%
 0.9993    3.38%       $143,820    0.31%          3.33%                0.43%
 0.9999    3.25%+      $175,713    0.05%+         3.19%+               0.56%+
 0.9999    5.15%       $992,763    0.60%          5.11%                0.63%
 0.9998    4.98%       $232,249    0.60%          4.94%                0.67%
 0.9996    2.68%++     $121,750    0.60%+         5.25%+               0.69%+
 0.9994    2.47%++     $ 11,372    0.60%+         5.46%+               0.71%+
---------------------------------------------------------------------------------------------
 1.0000    5.29+       $    850    0.35%+         5.28%+               0.41%+
 1.0000    5.04+       $205,722    0.60%+         5.03%+               0.66%+
---------------------------------------------------------------------------------------------
 0.9999    4.90%       $ 90,813    0.35%          4.79%                0.40%
 0.9999    4.86%       $ 70,120    0.35%          4.84%                0.46%
 1.0000    4.06%++     $ 14,008    0.35%+         5.16%+               1.23%+
 1.0000    4.64%       $233,590    0.60%          4.54%                0.65%
 1.0000    4.60%       $215,040    0.60%          4.59%                0.71%
 1.0000    3.86%++     $130,559    0.60%+         4.72%+               0.74%+
---------------------------------------------------------------------------------------------
 0.9992    5.34%       $534,364    0.35%          5.27%                0.36%
 0.9988    5.15%       $369,163    0.35%          5.09%                0.43%
 0.9990    3.24%++     $489,395    0.35%+         5.46%+               0.42%+
 0.9989    5.03%       $475,248    0.34%          4.94%                0.41%
 0.9999    3.06%       $413,634    0.30%          3.02%                0.41%
 1.0000    3.25%+      $264,527    0.02%+         3.10%+               0.49%+
 0.9997    5.08%       $357,663    0.60%          5.02%                0.61%
 0.9995    4.89%       $207,046    0.60%          4.84%                0.68%
 0.9990    3.09%++     $ 56,000    0.60%+         5.17%+               0.69%+
 0.9989    2.01%++     $ 16,702    0.57%+         5.48%+               0.66%+
---------------------------------------------------------------------------------------------
 1.0000    3.39+       $201,705    0.35%+         3.37%+               0.41%+
 1.0000    3.14+       $ 56,534    0.60%+         3.12%+               0.66%+
---------------------------------------------------------------------------------------------

                                                               Pegasus Funds  27

NOTES TO FINANCIAL HIGHLIGHTS

(/1/)     For the period June 1, 1995 through December 31, 1995. Effective
          June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.
(/2/) For the period January 17, 1993 (commencement of operations) through May 31, 1993.
(/3/) For the period January 17, 1995 (initial offering date of Service Shares) through May 31, 1995.
(/4/) For the period March 22, 1995 (commencement of operations) through December 31, 1995.
(/5/) For the period July 1, 1995 through December 31, 1995. Effective July 1, 1995 the Fund changed its fiscal year end from June 30 to December 31.
(/6/) If the Fund had not had a capital contribution by an affiliate of the Investment Adviser during the period, the total return would have been 4.51%.
(/7/) For the period July 30, 1992 (commencement of operations) through June 30, 1993.
(/8/) For the period January 17, 1995 (initial offering date of Service Shares) through June 30, 1995.
(/9/) For the period August 18, 1997 (commencement of operations) through December 31, 1997.
(/1//0/) For the period September 12, 1997 (commencement of operations) through December 31, 1997.
(/1//1/)  For the year ended June 30.
(/1//2/)  For the year ended May 31.
 +Annualized.
++Not Annualized.

28  Pegasus Funds

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Trustees and Shareholders of
 the Pegasus Cash Management Funds:

 We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Cash Management Funds of the PEGASUS FUNDS (comprising, as indicated in Note 1, the Cash Management, Treasury, Treasury Prime, U.S. Government Securities and Municipal) as of December 31, 1997, and the related statements of operations for the periods then ended, the statements of changes in net assets and the financial highlights for each of the two years in the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods from inception to December 31, 1995 of the Cash Management, Treasury Prime Cash Management and U.S. Government Securities Cash Management Funds of the Pegasus Funds (formerly known as the Prairie Institutional Funds) were audited by other auditors whose report dated February 22, 1996, expressed an unqualified opinion on those financial highlights.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical counts and confirmation of securities owned as of December 31, 1997 by inspection and correspondence with custodians, banks, and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Cash Management Funds of the Pegasus Funds as of December 31, 1997, the results of their operations for the periods then ended, the changes in their net assets and the financial highlights for each of the two years in the periods then ended, in conformity with generally accepted accounting principles.

                                               ARTHUR ANDERSEN LLP

Detroit, Michigan,
 February 17, 1998.

                                                               Pegasus Funds  29

                                                                   PEG-0050-0198